Shareholder Fees - FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO	Apr. 29, 2025 USD ($)
FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO | Fidelity California Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none